Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 11,475	$ 12,759
Allowance for Credit Losses, Individually evaluated	5,885	6,678
Allowance for Credit Losses, Purchased Credit-Impaired	117	231	298	333
Total allowance for credit losses	17,477	19,668	23,463	25,031	21,711	5,518
Financing Receivable, Collectively evaluated	738,594	704,902
Financing Receivable, Individually evaluated	30,012	28,010
Purchased Credit Impaired Loans	30,968	36,719	41,430	51,705	58,797
Loans	799,574	769,631	757,267	782,770	864,830
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	3,951	4,060
Allowance for Credit Losses, Individually evaluated	1,675	2,133
Allowance for Credit Losses, Purchased Credit-Impaired	88	165
Total allowance for credit losses	5,714	6,358	8,169
Financing Receivable, Collectively evaluated	349,035	328,117
Financing Receivable, Individually evaluated	8,186	10,566
Purchased Credit Impaired Loans	3,977	6,767	7,935	12,988	18,704
Loans	361,198	345,450	322,058	336,465	389,964
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	7,524	8,699
Allowance for Credit Losses, Individually evaluated	4,210	4,545
Allowance for Credit Losses, Purchased Credit-Impaired	29	66
Total allowance for credit losses	11,763	13,310	15,294
Financing Receivable, Collectively evaluated	389,559	376,785
Financing Receivable, Individually evaluated	21,826	17,444
Purchased Credit Impaired Loans	26,991	29,952	33,495	38,717	40,093
Loans	$ 438,376	$ 424,181	$ 435,209	$ 446,305	$ 474,866